Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities
The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2021
U.S. Treasury securities and obligations of U.S. government agencies	$48,390	$30	$(530)	$47,890
Obligations of states and political subdivisions	281,247	17,696	(107)	298,836
Mortgage-back securities in government sponsored entities	211,660	2,938	(1,450)	213,148

Total debt securities	$541,297	$20,664	$(2,087)	$559,874

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2020
U.S. Treasury securities and obligations of U.S. government agencies	$21,479	$220	$(6)	$21,693
Obligations of states and political subdivisions	208,013	21,000	(1)	229,012
Mortgage-back securities in government sponsored entities	106,824	5,963	(28)	112,759

Total debt securities	$336,316	$27,183	$(35)	$363,464

Fair Value of Securities by Contractual Maturity
The amortized cost and fair value of securities at year end 2021 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$3,786	$3,789
Due from one to five years	32,034	32,121
Due from five to ten years	61,675	63,083
Due after ten years	232,142	247,733
Mortgage-backed securities in government sponsored entities	211,660	213,148

Total securities available for sale	$541,297	$559,874

Proceeds from Sales of Securities, Gross Realized Gains and Losses
Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2021	2020	2019
Sale proceeds	$1,810	$1,455	$17,570
Gross realized gains	1,785	94	47
Gross realized losses	—	—	43
Gains from securities called or settled by the issuer	1	—	28

Securities with Unrealized Losses Not Recognized in Income
Debt securities with unrealized losses at year end 2021 and 2020 not recognized in income were as follows:

2021	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$41,432	$(473)	$2,014	$(57)	$43,446	$(530)
Obligations of states and political subdivisions	25,797	(107)	—	—	25,797	(107)
Mortgage-backed securities in gov’t sponsored entities	141,327	(1,343)	3,123	(107)	144,450	(1,450)

Total temporarily impaired	$208,556	$(1,923)	$5,137	$(164)	$213,693	$(2,087)

2020	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,501	$(5)	$126	$(1)	$6,627	$(6)
Obligations of states and political subdivisions	1,874	(1)	—	—	1,874	(1)
Mortgage-backed securities in gov’t sponsored entities	5,755	(28)	—	—	5,755	(28)

Total temporarily impaired	$14,130	$(34)	$126	$(1)	$14,256	$(35)

Schedule of Net Gains and Losses on Equity Investments Recognized in Earnings and Portion of Unrealized Gains and Losses for Period that Relates to Equity Investments
The following table presents the net gains and losses on equity investments recognized in earnings at year-end 2021 and 2020, and the portion of unrealized gains and losses for the period that relates to equity investments held at year-end 2021 and 2020:

	2021	2020
Net gains (losses) recognized on equity securities during the year	$186	$(57)
Less: Net gains realized on the sale of equity securities during the period	—	6

Unrealized gains (losses) recognized in equity securities held at December 31	$186	$(51)